Concentrations, Risks and Uncertainties (Tables)	12 Months Ended
Dec. 31, 2025
Concentrations, Risks and Uncertainties [Abstract]
Schedule of Concentration on Customers’ Sales

The concentration of customer sales is as follows:

	For the year ended		For the year ended		For the year ended
	December 31, 2025		December 31, 2024		December 31, 2023
	Amount	%	Amount	%	Amount	%
Customer A - related party	$175,405	14.08%	$52,943	4.22%	$126,856	14.37%
Customer B - third party	545,549	43.81%	373,715	29.81%	61,154	6.93%

The concentration of supplier purchases is as follows:

	For the year ended		For the year ended		For the year ended
	December 31, 2025		December 31, 2024		December 31, 2023
	Amount %		Amount %		Amount %
Supplier A	$469,644	100.00%	$347,004	100.00%	$116,146	100.00%